FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2012 and 2013.

(in US$ thousands)	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$62,731	$62,731	$58,801	$58,801
Marketable securities - current	17,773	17,773	21,460	21,460
Accounts receivable	2,829	2,829	2,027	2,027
Marketable securities - noncurrent	4,292	4,292	6,048	6,048
Refundable deposits	392	392	306	306
Other receivable - noncurrent	2,039	2,039	—	—

Financial liabilities
Accounts payable	324	324	1,178	1,178
Accrued compensation	1,233	1,233	380	380
Accrued expenses	5,182	5,182	2,617	2,617
Short-term borrowings	7,748	7,748	4,361	4,361

Fair Value, Valuation Technique and Unobservable Inputs for Level 3 Measurements

The table below presents the ranges of significant unobservable inputs used to value our Company’s level 3 financial instruments. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial instrument. These inputs are not representative of the inputs that could have been used in the valuation of any one financial instrument. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of our level 3 financial instruments.

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2012
Debt securities – Preferred shares with redemption rights	Recoverability considering: • Undiscounted cash flow forecast • Long-term growth rate • Discount rate • Volatility • Redemption date	• KRW -8.2 billion ~ 22.1 billion, (equivalent to -$7.7 million ~$20.8 million) • 3% • 17.8% • 44.7% • 1 year later

Equity securities – Listed securities under resale restriction	• Restriction discount	• 34.81%

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2013
Debt securities – Preferred shares with redemption rights	• Price/Sales per share ratio for selective comparable companies • Discount for lack of marketability	• 2.5 times ~ 5.9 times • 25%

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2012 and 2013, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt and Equity Securities
	2012	2013
Balance at beginning of year	$5,454	$4,292
Total gains or (losses) (realized/unrealized)
included in earnings	(493)	985
included in other comprehensive income	—	1,212
Sale	(2,727)	(2,550)
Transfer into Level 3	2,058	—

Balance at end of year	$4,292	$3,939

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$(493)	$—

Realized and Unrealized Gains (or Losses) Included in Income for Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs Level Three

Realized and unrealized gains (or losses) included in income for 2012 and 2013 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated statements of operations within the following line items:

(in US$ thousands)	Gain on sales of marketable securities	Impairment loss on marketable securities and investments	Recovery of loss on termination of third-party contract
Total gains (losses) included in earnings
for 2011	$—	$—	$665
for 2012	3,370	(493)	—
for 2013	985	—	—

Change in unrealized gains (losses) relating to assets still held at the reporting date
for 2011	$(674)	$—	$—
for 2012	352	(493)	—
for 2013	1,212	—	—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash equivalents - time deposits	$—	$1,514	$—	$1,514
Marketable securities - current
Equity securities	17,773	—	—	17,773
Marketable securities - noncurrent
Debt securities	—	—	2,727	2,727
Equity securities	—	—	1,565	1,565

	$17,773	$1,514	$4,292	$23,579

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash equivalents - time deposits	$—	$14,638	$—	$14,638
Marketable securities - current
Open-end fund	336	—	—	336
Equity securities	21,124	—	—	21,124
Marketable securities - noncurrent
Debt securities	—	2,109	3,939	6,048

	$21,460	$16,747	$3,939	$42,146

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2012 and 2013 are summarized as below:

(in US$ thousands)	Fair Value measurement Using				Total Impairment Losses
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2012
(a) Goodwill - Resulting from acquisition of FunTown	$—	$—	$16,934	$16,934	$12,489
(b) Intangible assets - Capitalized software cost	—	—	—	—	15
(c) Prepaid licensing and royalty fees	—	—	—	—	702
(d) Investments - Cost-method	—	—	—	—	700

Total	$—	$—	$16,934	$16,934	$13,906

(in US$ thousands)	Fair Value measurement Using				Total Impairment Losses
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2013
(a) Goodwill - Resulting from acquisition of FunTown and FingerRockz	$—	$—	$—	$—	$17,054
(b) Intangible assets - Trade name and Capitalized software cost	—	—	—	—	13,251
(c) Prepaid licensing and royalty fees	—	—	—	—	2,752

Total	$—	$—	$—	$—	$33,057

(a) Impairment losses on goodwill which was determined to be impaired:

The fair value of the Asian online game reporting unit was determined based on the present value of estimated future net cash flows discounted at the weighted average cost of capital. In the 2012 goodwill impairment assessment, we estimated future net cash flow using management’s internally developed estimates and included a terminal value calculated using a long-term future growth rate of 0% based on analysis of the current and expected future economic conditions. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 7% and a weighted average cost of capital to discount these expected future cash flows of 17%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $16.9 million. Consequently, a goodwill impairment charge of $12.5 million was recognized in 2012.

In 2013, due to a continued slowdown in demand for our casual online games and the unexpected loss of a key licensed game, we experienced a significant decline in revenues and a negative operating margin in Taiwan from our previous future cash flow expectations from this reporting unit. Further, in the Fall of 2013 we went through an internal restructuring of our operations and made a business decision to transition from PC-based games to browser/mobile games and social casino games. Also our market capitalization had also fallen below our net book value based on the quoted market price of our common stock for a sustained period of time. Based on these qualitative factors, we determined it was more likely than not the revised fair value of this reporting unit may be less than its carrying value, and the related recovery of the remaining goodwill could be impaired. Using the same methodology as in the past to determine the estimated fair value of this reporting unit, we developed our expected future net cash flows based on historical data and internally developed estimates as part of our updated long-term strategic plan and included a terminal value of $0. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 28% and a weighted average cost of capital to discount these expected future cash flows of 13%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $0. Consequently, a goodwill impairment charge of $17.1 million was recognized in 2013.

(b) Impairment losses on certain intangible assets which were determined to be impaired:

In 2012 and 2013, the trade name arising from the acquisition of FunTown and certain capitalized software development costs were fully written down, resulting in impairment charges of $15 thousand and $13.3 million, respectively, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge for the Trade name of FunTown is a result of our repositioning of it as described above, while the impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

(c) Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2012 and 2013, certain prepaid licensing and royalty fees were fully written down, resulting in impairment charges of $702 thousand and $2.8 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(d) Impairment losses on certain cost method investments which were determined to be impaired:

In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.

Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.